Nature of Business - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 08, 2021	Dec. 28, 2020	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation [Line Items]
Issuance of common stock, Shares		44,143
Working capital				$ 8,282,699		$ 10,060,817
Accumulated deficit				(17,668,692)		(15,031,624)	$ (12,183,730)
Cash				9,609,631		13,953,513	$ 18,457
Accounts payable and accrued expenses				1,342,415		2,353,614
Issuance of common stock				$ 60,391	$ 4,871	4,870
Subsequent Event
Organization Consolidation And Presentation [Line Items]
Issuance of common stock	$ 1,546,730		$ 1,546,730
Treasury share held	$ 772,420		$ 772,420
IPO
Organization Consolidation And Presentation [Line Items]
Issuance of common stock, Shares		1,800,000
Common stock price to public		$ 10.00
Proceeds from Initial public offering		$ 14,600,000
Offering costs, underwriting discounts and commissions		$ 3,400,000
Working capital						14,600,000
Issuance of common stock						$ 14,595,045